Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	$ 3,062,000	$ 3,183,000	$ 3,346,000
Property and equipment, net	17,435,000	18,238,000
Accumulated Amortization Of Leased Asset	142,000	211,000	173,000
Depreciation	49,000	44,000	56,000
Capital Lease Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 391,000	$ 507,000	$ 509,000